CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 178,453	$ 365,547
Cost of revenue	171,366	305,194
Gross profit	7,087	60,353
Selling, general and administrative expenses	67,049	92,736
Gain on sale of businesses	(88,930)	0
Restructuring charges	0	11,972
Income (loss) from operations	28,968	(44,355)
Other income (expense), net:
Interest expense	(14,547)	(17,730)
Unrealized gain on investment in equity securities	0	4,004
Other income, net	864	375
Total other income (expense), net	(13,683)	(13,351)
Income (loss) before income taxes and non-controlling interests	15,285	(57,706)
Income tax provision	(3,232)	(8,609)
Net income (loss)	12,053	(66,315)
Net income attributable to non-controlling interests	(241)	(841)
Net income (loss) attributable to Altisource	$ 11,812	$ (67,156)
Earnings (loss) per share:
Basic (in USD per share)	$ 0.75	$ (4.31)
Diluted (in USD per share)	$ 0.74	$ (4.31)
Weighted average shares outstanding:
Basic (in shares)	15,839	15,598
Diluted (in shares)	16,063	15,598
Comprehensive income (loss):
Comprehensive income (loss), net of tax	$ 12,053	$ (66,315)
Comprehensive income attributable to non-controlling interests	(241)	(841)
Comprehensive income (loss) attributable to Altisource	$ 11,812	$ (67,156)